CAPITAL DISCLOSURES (Details) CAD in Thousands	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Disclosure Of Capital Disclosures [Abstract]
Long-term debt	CAD 1,270,330	CAD 1,362,192	CAD 1,387,899
Current liabilities	363,306	290,862
Current assets	(261,846)	(225,906)
Fund flows from operations	CAD 602,565	CAD 510,791
Ratio of net debt to fund flows from operations	2.3	2.8